Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

March 23, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Pension Investors Trust (File Nos. 002-96538 and 811-04262)

Ladies and Gentlemen:

On behalf of American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information dated March 18, 2009 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 47, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-09-057637 on March 18, 2009.

Please do no hesitate to contact me at (202) 739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman